Shareholder Report, Average Annual Return (Details)	5 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000249064
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Vontobel International Equity Fund, Class A Shares
C000249063
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Vontobel International Equity Fund, Class Y Shares
C000249065
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Vontobel International Equity Fund, Class Institutional Shares
C000251720
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Vontobel Global Equity Fund, Class A Shares
C000251719
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Vontobel Global Equity Fund, Class Y Shares
C000251721
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Vontobel Global Equity Fund, Class Institutional Shares
Without Sales Load [Member] | C000249064
Average Annual Return [Line Items]
Average Annual Return, Percent		7.49%
Without Sales Load [Member] | C000249063
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%
Without Sales Load [Member] | C000249065
Average Annual Return [Line Items]
Average Annual Return, Percent		7.19%
Without Sales Load [Member] | C000251720
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%
Without Sales Load [Member] | C000251719
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%
Without Sales Load [Member] | C000251721
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent		5.30%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent		5.30%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent		5.30%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	10.97%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	10.97%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	10.97%